Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturity of Annual Royalty

Exclusivity
Year	Retention Royalty
2024	$100,000
2025	250,000
2026	250,000
2027	250,000
Total*	$850,000

*	The unrecognized commitment thereafter is $250,000 in perpetuity, as long as the Company elects to maintain exclusivity.

Exclusivity
Year	Retention Royalty
2024	$100,000
2025	250,000
2026	250,000
2027	250,000
Total*	$850,000

*	The unrecognized commitment thereafter is $250,000 in perpetuity, as long as the Company elects to maintain exclusivity.